ACCRUED EXPENSES, INCOME TAXES PAYABLE AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Sep. 30, 2013
ACCRUED EXPENSES, INCOME TAXES PAYABLE AND OTHER CURRENT LIABILITIES [Abstract]
Accrued compensation	$ 12,080	$ 24,601
Goods and services received, not yet invoiced	3,396	4,681
Deferred revenue and customer advances	549	458
Warranty accrual	271	324
Income taxes payable	8,063	6,931
Taxes, other than income taxes	1,092	951
Other	3,052	1,953
Total	$ 28,503	$ 39,899